Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories Disclosure [abstract]
Inventories by class
(USD millions)	2023	2022

Raw material, consumables	963	934

Work in progress	3 502	3 673

Finished products	1 448	2 568

Total inventories	5 913	7 175

Amount of inventory recognized as an expense in cost of goods sold
(USD billions)	2023	2022	2021

Cost of goods sold	-5.8	-5.2	-5.4

Recognized amount of inventory provisions and reversals of inventory provision
(USD millions)	2023	2022	2021

Inventory provisions	-467	-373	-283

Reversals of inventory provisions	111	121	97